Note 3 - Short-term Investments - Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total, amortized cost	$ 2,853	$ 30,594
Total, gross unrealized gains	19	149
Total, gross unrealized losses	0	0
Total, fair value	2,872	30,743
Trading Debt Securities [Member]
Trading debt securities, amortized cost	2,853	13,025
Trading debt securities, gross unrealized gains	19	144
Trading debt securities, gross unrealized losses	0	0
Trading debt securities, fair value	$ 2,872	13,169
Time Deposits [Member]
Available-for-sale debt securities, amortized cost		16,000
Available-for-sale debt securities, gross unrealized gains		0
Available-for-sale debt securities, gross unrealized losses		0
Available-for-sale debt securities, fair value		16,000
Available-for-sale, Wealth Management [Member]
Available-for-sale debt securities, amortized cost		1,569
Available-for-sale debt securities, gross unrealized gains		5
Available-for-sale debt securities, gross unrealized losses		0
Available-for-sale debt securities, fair value		$ 1,574